Bank Loans	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Bank Loans

12. Bank Loans

Summarized below are bank loans as of December 31, 2023 and 2022:

	December 31,
	2023	2022
China Everbright Bank (a)	$1,440	$293
China Merchants Bank (b)	74,649	—
Bank loans due within one year	76,089	293
China Everbright Bank (a)	9,736	11,513
China Merchants Bank (b)	70,409	—
Bank of Beijing (c)	70,424	—
China Construction Bank (d)	27,248	—
Long-term bank loans	177,817	11,513
Total bank loans	$253,906	$11,806

(a)
On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $28,169 (RMB200 million) with China Everbright Bank to finance its purchase of property, plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 145 basis point below the prime rate of a five-year term loan published by the People’s Bank of China, at 2.85%. Interest is payable quarterly and principal installment repayments began in 2023 and shall be fully paid by November 16, 2028. As of December 31, 2023, $1,440 (RMB10 million) is recorded in bank loans due within one year and $9,736 (RMB69 million) is recorded in long-term bank loans. Certain machinery and equipment of Sinovac Dalian with a net book value of $32,683 (RMB232 million) were pledged as collateral.
(b)
On January 12, 2023, Sinovac Life Sciences entered into a maximum credit facility of $211,271 (RMB1,500 million) with China Merchants Bank to support its daily operation. The loans bear annual interest rate at 85 basis point below the prime rate of a one-year term loan published by the People’s Bank of China, at 2.8%. Interest is payable quarterly and principal installment repayments began in 2023 and shall be fully paid by January 12, 2025. Sinovac Life Sciences repaid $3,860 (RMB27 million) in principal and interest in 2023. As of December 31, 2023, $74,649 (RMB530 million) is recorded in bank loans due within one year and $70,409 (RMB500 million) is recorded in long-term bank loans.

(c)
On April 14, 2023, Sinovac Life Sciences entered into a maximum credit facility of $70,424 (RMB500 million) with Bank of Beijing to support its daily operation. The loan bears annual interest rate from 75 basis point to 80 basis point below the prime rate of a one-year term loan published by the People’s Bank of China, ranges from 2.65% to 2.90%. Interest is payable quarterly and principal installment repayments began in 2025 and shall be fully paid by April 28, 2026. As of December 31, 2023, $70,424 (RMB500 million) is recorded in long-term bank loans.

(d)
On May 31, 2023, Sinovac Biotech (Yidao) Co., Ltd. entered into a maximum credit facility of $183,101 (RMB1,300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from June 15, 2023 to June 14, 2041. The loan bears annual interest rate at 118 basis point below the prime rate of a five-year term loan published by the People’s Bank of China, at 3.12%. Interest is payable quarterly and principal installment repayments began in 2026 and shall be fully paid by June 14, 2041. As of December 31, 2023, $27,248 (RMB193 million) is recorded in long-term bank loans. Certain construction in progress and prepaid land lease payments of Sinovac Biotech (Yidao) Co., Ltd. with a net book value of $75,888 (RMB539 million) were pledged as collateral.

Aggregate maturities of loans for each of the next 5 years following December 31, 2023 are as follows:

Within 1 year	$76,089
In 2025	114,949
In 2026	31,106
In 2027	2,433
After 2027	29,329
Total	$253,906

The weighted average interest rate for all short-term and long-term bank loans was 2.83% in 2023 (2022 - 5.88%, 2021 - 5.64%). The weighted average interest rate for short-term loans was 2.80% in 2023 (2022 – 5.88%, 2021 – 4.65%). The Company incurred $2,260 in interest and financing expenses for the year ended December 31, 2023 (2022 - $1,264, 2021 - $3,023 ), none was capitalized in property, plant and equipment for the year ended December 31, 2023 (2022 - $nil, 2021 - $187 ).